Subsequent events (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended
	Jan. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Payment of acquisition	R$ 1,005,173
Amount of indemnification		R$ 4,167
Aventura [Member]
IfrsStatementLineItems [Line Items]
Acquisition percentage	100.00%
Santa Rosa [Member]
IfrsStatementLineItems [Line Items]
Acquisition percentage	100.00%
Mundo Novo Wind Complexes [Member]
IfrsStatementLineItems [Line Items]
Acquisition percentage	100.00%